Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Disaggregated Information of Revenues

Disaggregated information of revenues by products:

	Year Ended December 31, 2022	Year Ended December 31, 2023	Year Ended December 31, 2024
Sales of FTTPS	$668,680	$609,348	$369,550
Sales of Medical Auxiliary Supplies	11,097	19,243	78,646
Total revenues	$679,777	$628,591	$448,196

Schedule of Currency Exchange Rates

The following table outlines the currency exchange rates that were used in preparing the consolidated financial statements:

	December 31, 2022	December 31, 2023	December 31, 2024
Year-end spot rate	$ 1 = RMB 6.8972	$ 1 = RMB 7.0999	$ 1 = RMB 7.2993
Average rate	$ 1 = RMB 6.7290	$ 1 = RMB 7.0809	$ 1 = RMB 7.1975